Financial instruments - Fair values and risk management - Maturity profile (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 5,324.2	€ 6,856.1	€ 7,147.2
Cash Flow Hedges | Cross currency interest rate swap contract
Disclosure of financial instruments by type of interest rate [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	€ 0.0
Secured debt | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate		2.43%	2.43%
Financial liabilities		€ 28.5	€ 127.1
Secured debt | Fixed rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		16.2	62.9
Secured debt | Fixed rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		€ 12.3	52.2
Secured debt | Fixed rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities			€ 12.0
Secured debt | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate			0.14%
Financial liabilities			€ 20.7
Secured debt | Floating rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities			€ 20.7
Unsecured debt | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	1.67%	1.39%	1.31%
Financial liabilities	€ 2,092.2	€ 3,131.4	€ 4,041.3
Unsecured debt | Fixed rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	50.0	1,040.5	1,140.9
Unsecured debt | Fixed rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	843.4	46.0	807.7
Unsecured debt | Fixed rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 1,198.8	846.1	47.8
Unsecured debt | Fixed rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		€ 1,198.8	847.0
Unsecured debt | Fixed rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities			€ 1,197.9
Unsecured debt | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	4.30%	3.45%	0.75%
Financial liabilities	€ 490.0	€ 750.0	€ 750.0
Unsecured debt | Floating rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		750.0
Unsecured debt | Floating rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities			750.0
Unsecured debt | Floating rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	490.0
Promissory notes | Fixed rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		230.0	226.0
Debt
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 2,532.2	€ 2,853.2	€ 3,714.6
Debt | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	1.67%	1.39%	1.35%
Financial liabilities	€ 2,092.2	€ 3,159.9	€ 4,168.4
Debt | Fixed rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	50.0	1,056.7	1,203.8
Debt | Fixed rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	843.4	58.3	859.9
Debt | Fixed rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	1,198.8	846.1	59.8
Debt | Fixed rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		1,198.8	847.0
Debt | Fixed rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities			1,197.9
Lease liabilities - right of use
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 164.6	€ 206.3	€ 138.3
Lease liabilities - right of use | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	4.43%	4.37%	2.33%
Financial liabilities	€ 164.6	€ 206.3	€ 138.3
Lease liabilities - right of use | Fixed rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	39.4	43.2	56.9
Lease liabilities - right of use | Fixed rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	31.9	38.4	51.0
Lease liabilities - right of use | Fixed rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	32.1	31.8	26.2
Lease liabilities - right of use | Fixed rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	32.7	32.2	3.1
Lease liabilities - right of use | Fixed rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	28.5	60.7	1.1
Total fixed rate debt | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	2,256.8	3,366.2	4,306.7
Total fixed rate debt | Fixed rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	89.4	1,099.9	1,260.7
Total fixed rate debt | Fixed rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	875.3	96.7	910.9
Total fixed rate debt | Fixed rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	1,230.9	877.9	86.0
Total fixed rate debt | Fixed rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	32.7	1,231.0	850.1
Total fixed rate debt | Fixed rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 28.5	€ 60.7	€ 1,199.0
Total floating rate debt | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	4.30%	3.45%	0.73%
Financial liabilities	€ 490.0	€ 750.0	€ 770.7
Total floating rate debt | Floating rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities			20.7
Total floating rate debt | Floating rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		750.0
Total floating rate debt | Floating rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities			750.0
Total floating rate debt | Floating rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	490.0
Total financial liabilities
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	2,746.8	4,116.2	5,077.4
Total financial liabilities | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	89.4	1,099.9	1,281.4
Total financial liabilities | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	875.3	846.7	910.9
Total financial liabilities | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	1,230.9	877.9	836.0
Total financial liabilities | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	32.7	1,231.0	850.1
Total financial liabilities | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 518.5	€ 60.7	€ 1,199.0